Exploration and evaluation assets - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	$ 3,107,104
Balance at December 31	4,824,195	$ 3,107,104
Property, plant and equipment	4,824,195	3,107,104
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	254,094	286,148
Acquisitions		1,380
Additions	35,406	14,721
Changes in asset retirement obligations	110	(500)
Transfers to capital assets	(11,495)
Depreciation	(35,549)	(54,838)
Foreign exchange	(9,276)	7,183
Balance at December 31	233,290	254,094
Property, plant and equipment	233,290	254,094
Exploration and evaluation assets [member] | Cost
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	395,615
Balance at December 31	408,494	395,615
Property, plant and equipment	408,494	395,615
Exploration and evaluation assets [member] | Accumulated depreciation
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	(141,521)
Balance at December 31	(175,204)	(141,521)
Property, plant and equipment	$ (175,204)	$ (141,521)